INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9 Intangible assets

Accounting policy

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of software ranges between three and seven years. The estimated useful economic life of technology assets ranges between 6–20 years, product-related assets ranges between 2–20 years, and customer and distribution assets ranges between 2–14 years. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets, a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

Group financial statements continued

Notes to the Group accounts continued

9 Intangible assets continued

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2021		495	2,236	226	477	54	3,488
Exchange adjustment		(8)	(26)	(6)	(7)	(2)	(49)
Acquisitions		101	–	11	–	–	112
Additions		–	1	4	27	24	56
Disposals		–	(1)	(4)	(17)	–	(22)
Impairment		–	(4)	–	–	–	(4)
Transfers		–	–	–	11	(8)	3
At 31 December 2021		588	2,206	231	491	68	3,584
Exchange adjustment		(6)	(21)	(2)	(14)	(2)	(45)
Acquisitions	21	–	44	–	–	–	44
Additions		–	3	7	32	35	77
Disposals		–	–	(1)	(5)	–	(6)
Impairment		–	–	–	–	(1)	(1)
Transfers		–	–	–	4	(4)	–
At 31 December 2022		582	2,232	235	508	96	3,653
Amortisation and impairment
At 1 January 2021		142	1,373	126	361	–	2,002
Exchange adjustment		(3)	(20)	(4)	(7)	–	(34)
Charge for the year		41	131	23	42	–	237
Impairment		–	(2)	–	–	–	(2)
Disposals		–	–	–	(17)	–	(17)
At 31 December 2021		180	1,482	145	379	–	2,186
Exchange adjustment		(2)	(19)	(2)	(8)	–	(31)
Charge for the year		46	123	17	43	–	229
Impairment		4	28	–	6	–	38
Disposals		–	–	–	(5)	–	(5)
At 31 December 2022		228	1,614	160	415	–	2,417
Net book amounts
At 31 December 2022		354	618	75	93	96	1,236
At 31 December 2021		408	724	86	112	68	1,398

Transfers into software and assets in course of construction includes $nil (2021: $3m) of software transferred from property, plant and equipment. Group capital expenditure relating to software contracted but not provided for amounted to $7m (2021: $10m).

Amortisation and impairment of acquisition intangibles is set out below:

	2022	2021
	$ million	$ million
Technology	51	41
Product-related	142	118
Customer and distribution-related	12	13
Total	205	172

Management have assessed the acquisition intangible assets held by the Group to identify any indicators of impairment as of September 2022. These were updated during December to take into account any significant events that occurred between September and December. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of assets to the carrying value of assets. In 2022, the Group booked $32m (2021: $nil) of impairment charge in relation to immaterial product assets in acquisition intangibles.

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the ArthroCare acquisition	306	1–11 years
Intangibles acquired as part of the Osiris acquisition	204	2–6 years
Intangibles acquired as part of the Healthpoint acquisition	179	5 years